Other Accounts Payable	12 Months Ended
Dec. 31, 2022
Other Accounts Payable [Abstract]
OTHER ACCOUNTS PAYABLE	NOTE 7 - OTHER ACCOUNTS PAYABLE:
	December 31, 2022	December 31, 2021

Employees salaries and related liabilities	396	339
Related parties	332	275
Accrued expenses	470	82
Other	19	29
Total	1,217	725